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                       SUPPLEMENT DATED FEBRUARY 20, 2003
                                       TO
                       MONY VARIABLE ACCOUNT L PROSPECTUS
                                DATED MAY 1, 2002

                                    Issued by
                           MONY Life Insurance Company

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

         Effective March 1, 2003, the following subaccounts will no longer be available under your Policy:

                           Enterprise Balanced Subaccount
                           Enterprise Emerging Countries Subaccount
                           Enterprise Mid-Cap Growth Subaccount
                           Enterprise Worldwide Growth Subaccount

Registration No. 333-71417                 Form No. 14429 SL (Supp 2/20/03)
Registration No. 333-71677                 Form No. 14431 SL (Supp 2/20/03)
                                           Form No. 14553 SA (Supp 2/20/03)